CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest income
Loans, including fees	$ 15,801	$ 16,875	$ 18,398
Securities:
Taxable	1,812	1,958	1,789
Tax exempt	1,390	1,361	1,268
Other	12	25	20
Total interest income	19,015	20,219	21,475
Interest expense
Deposits	1,328	2,087	2,956
Advances from Federal Home Loan Bank	45	271	307
Other	46	186	290
Total interest expense	1,419	2,544	3,553
Net interest income	17,596	17,675	17,922
Provision for loan losses (Note 3)	300	2,515	3,700
Net interest income after provision for loan losses	17,296	15,160	14,222
Noninterest income
Customer service charges	3,677	3,365	3,454
Insurance and investment commissions	826	711	672
Gains on sales of loans (Note 4)	1,566	1,634	672
Gains on sales of securities (Note 2)	137	419	129
Gains (losses) on sales and write-downs of other assets (Note 7)	(822)	(358)	29
Earnings on life insurance policies	299	447	354
Other	719	671	829
Total noninterest income	6,402	6,889	6,139
Noninterest expense
Salaries and benefits (Notes 13 and 14)	8,240	7,873	7,348
Occupancy and equipment (Note 5)	2,341	2,256	2,247
Data processing	1,832	1,852	1,740
Professional fees	887	887	793
Supplies and postage	493	430	517
Advertising and promotional	239	212	160
Intangible assets amortization (Note 6)	449	448	448
Loan and collection expense	377	589	575
FDIC insurance	330	377	488
Other	1,633	1,520	1,472
Total noninterest expense	16,821	16,444	15,788
Income before income tax	6,877	5,605	4,573
Income tax expense (Note 11)	1,783	1,343	1,060
Net income	$ 5,094	$ 4,262	$ 3,513
Basic earnings common per share (Note 15)	$ 1.55	$ 1.29	$ 1.07
Diluted earnings common per share (Note 15)	$ 1.54	$ 1.29	$ 1.07
Dividends declared common per share	$ 0.54	$ 0.50	$ 0.48